Related party transactions (Detail Textuals 1)	3 Months Ended		12 Months Ended		33 Months Ended	36 Months Ended		3 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2010 Accounts Payable USD ($)	Mar. 31, 2013 Consulting Agreement USD ($)	Dec. 31, 2012 Consulting Agreement USD ($)	Dec. 31, 2011 Director Accounts Payable USD ($)	Jan. 25, 2013 Valent Technologies, LLC	Dec. 31, 2012 Valent Technologies, LLC	Apr. 30, 2012 Valent Technologies, LLC Accounts Payable USD ($)	Dec. 31, 2012 Valent Technologies, LLC Accounts Payable USD ($)	Dec. 31, 2011 Valent Technologies, LLC Accounts Payable USD ($)	Dec. 31, 2011 Officer Accounts Payable USD ($) Stock_Warrant_Unit	Dec. 31, 2011 Officer Accounts Payable CAD	Dec. 31, 2010 Officer Accounts Payable USD ($)
Related Party Transaction [Line Items]
Aggregate amount owing to two directors and officers included in accounts payable	$ 296,059		$ 447,777	$ 517,960	$ 447,777	$ 296,059		$ 52,052	$ 133,658	$ 21,028								$ 21,363
Clinical development costs included in Accounts payable								244,007	314,119					314,119	496,932
Shares issued for the settlement of accounts payable (in shares)								500,000				500,000	500,000
Value of shares issued for the settlement of accounts payable			253,050										253,050
Loan payable, including accrued interest				256,831									266,307	264,352	256,831
Units issued during period for settlement of accounts payable																50,000	50,000
Units issued during period value for settlement of accounts payable																23,785	25,000
Amount relating to acquisition of the prototype drug product							250,000
Interest	1,955	1,864	7,521	21,933	29,454	31,409
Stock issued in exchange for reduction in royalties	1,150,000										1,150,000
Payments of stock issuance costs	$ 598,000